Related parties	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Related parties [Text Block]

28. Related parties

(a) Group companies

The financial statements include the financial statements of the Company and the following significant subsidiaries:

				Beneficial ownership of ultimate controlling party (Hudbay Minerals Inc.)
Name	Jurisdiction	Business	Entity's Parent	2019	2018
HudBay Marketing & Sales Inc	Canada	Marketing and sales	HMI	100%	100%
HudBay Peru Inc	British Columbia	Holding company	HMI	100%	100%
HudBay Peru S.A.C.	Peru	Exploration/development	Peru Inc.	100%	100%
HudBay (BVI) Inc.	British Virgin Islands	Precious metals sales	Peru Inc.	100%	100%
Hudbay Arizona Inc.	British Columbia	Holding company	HMI	100%	100%
Rosemont Copper Company	Arizona	Exploration/development	HudBay Arizona (US) Holding Corporation	100%	100%

Transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note.

(b) Compensation of key management personnel

The Group's key management includes members of the Board of Directors, the Group's Chief Executive Officer, the Group's senior vice presidents and vice presidents. Total compensation to key management personnel was as follows:

	2019	2018
Short-term employee benefits[1]	$8,319	$8,652
Post-employment benefits	762	762
Long-term share-based awards	6,966	5,970
	$16,047	$15,384

[1] Such as salaries and social security contributions, paid annual leave and paid sick leave, profit-sharing and bonuses and nonmonetary benefits (such as medical care, housing, cars and free or subsidized goods or services) for current employees.